THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMMON STOCK (89.7%)
CHINA (5.1%)
Guangdong Electric Power (Series B) (Electric)...      316,000   $     279,436
Guangdong Province Expressway Development Ltd.
  (Series B) (Construction & Housing)+...........      585,000         567,227
Guangshen Railway Co. Ltd. (Series H)
  (Railroads)+...................................    2,112,000         914,700
Huaneng Power International Inc. (ADR)
  (Telecommunication Services)+..................       40,000         900,000
Luoyang Glass Co. Ltd. (Series H) (Building
  Materials).....................................    1,576,000         483,905
Qingling Motors Co. Ltd. (Series H)
  (Automotive)...................................      400,000         221,073
Shandong Huaneng Power Ltd. (ADR) (Electric).....       80,000         780,000
Shanghai Dajiang Group Co. Ltd. (Series B) (Multi
  - Industry)....................................    1,487,100         724,218
Shanghai Tyre and Rubber Co. Ltd. (Series B)
  (Metals & Mining)+.............................    1,135,800         481,579
Yizheng Chemical Fibre Co. Ltd. (Series H)
  (Chemicals)....................................    1,340,000         325,689
Zhenhai Refining & Chemical Co. Ltd. (Series H)
  (Chemicals)....................................    1,632,000         601,319
                                                                 -------------
                                                                     6,279,146
                                                                 -------------

HONG KONG (30.6%)
Bank of East Asia Ltd. (Banking).................      325,800       1,448,937
Cathay Pacific Airways Ltd. (Airlines)...........      150,000         236,587
CDL Hotels International Ltd. (Restaurants &
  Hotels)........................................      940,000         537,751
Cheung Kong Holdings Ltd. (Real Estate)..........      606,000       5,386,234
China Resources Enterprises Ltd. (Real Estate
  Investment Trusts).............................      140,000         314,932
Dickson Concepts International Ltd. (Wholesale &
  International Trade)...........................      180,000         674,855
First Pacific Company Ltd. (Multi - Industry)....      323,000         419,670
Hang Seng Bank Ltd. (Banking)....................      257,000       3,123,207

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
HONG KONG (CONTINUED)
Henderson Land Development Company Ltd. (Real
  Estate)........................................      187,000   $   1,885,715
Hong Kong & China Gas Co. Ltd. (Natural Gas).....      927,000       1,791,681
Hong Kong Electric Holdings Ltd. (Electric)......      451,000       1,498,475
Hong Kong Telecommunications Ltd.
  (Telecommunications)...........................      999,200       1,608,280
HSBC Holdings PLC (Banking)......................       34,103         729,677
Hutchison Whampoa Ltd. (Multi - Industry)........      815,000       6,400,940
JCG Holdings Ltd. (Financial Services)...........      276,000         269,399
New World Infrastructure Ltd. (Construction &
  Housing)+......................................       94,000         274,648
Sun Hung Kai Properties Ltd. (Real Estate).......      545,000       6,675,988
Swire Pacific Ltd. (Multi - Industry)............      321,000       3,060,602
Television Broadcast Ltd. (Entertainment, Leisure
  & Media).......................................      128,000         511,338
Yue Yuen Industrial (Holdings) Ltd. (Metals &
  Mining)........................................    1,330,000         507,240
                                                                 -------------
                                                                    37,356,156
                                                                 -------------

INDIA (0.5%)
EIH Limited (GDR) (Entertainment, Leisure &
  Media).........................................        8,900         210,263
Reliance Industrial Infrastructure Ltd. (GDR)
  (Chemicals)....................................       14,700         176,400
State Bank of India (GDR) (Banking)+.............       10,400         180,648
                                                                 -------------
                                                                       567,311
                                                                 -------------

INDONESIA (5.5%)
P.T. Bimantara Citra (Multi - Industry)..........      240,500         320,667
P.T. Fajar Surya Wisea (Metals & Mining).........    1,150,000         498,942
P.T. Gudang Garam (Food, Beverages & Tobacco)....      287,000       1,239,111

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
INDONESIA (CONTINUED)
P.T. Kabelmetal Indonesia (Telecommunications-
  Equipment).....................................      765,000   $     340,000
P.T. Kawasan Industri Jababeka (Real Estate).....      258,000         300,317
P.T. Matahari Putra Prima (Retail)...............      411,000         478,413
P.T. Pabris Kertas Tjiwi Kimia (Metals &
  Mining)........................................      561,868         558,895
P.T. Pan Indonesia Bank (Banking)................      442,125         505,286
P.T. Semen Cibinong (Building Materials).........      152,000         427,852
P.T. Telekomunikasi Indonesia
  (Telecommunications)...........................    1,198,000       2,066,391
                                                                 -------------
                                                                     6,735,874
                                                                 -------------

MALAYSIA (18.6%)
Arab Malaysian Finance Berhad (Financial
  Services)......................................      189,000       1,055,194
Berjaya Capital Berhad (Financial Services)......      629,000         697,365
Commerce Asset-Holding Berhad (Banking)..........      269,211       2,025,339
Gamuda Berhad (Construction & Housing)...........      287,000       1,215,954
Golden Hope Plantations Berhard (Metals &
  Mining)........................................       19,000          32,350
Guinness Anchor Berhad (Food, Beverages &
  Tobacco).......................................      489,000       1,200,472
IJM Corporation Berhad (Building Materials)......      472,000       1,112,014
Industrial Concrete Products (Building
  Materials)+....................................      175,000         436,546
Industrial Oxygen Incorporated Berhad
  (Agriculture)..................................      804,000       1,235,205
Lingkaran Trans Kota Holdings Berhad
  (Construction & Housing)+......................      112,000         230,607
Lingui Developments Berhad (Forest Products &
  Paper).........................................      311,000         531,980
Malayan Banking Berhad (Banking).................      181,800       2,015,595
Malayan Cement Berhad (Building Materials).......      233,000         535,100
Malaysian Oxygen Berhad (Chemicals)..............          500           2,574
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
MALAYSIA (CONTINUED)
Malaywata Steel Berhad (Metals & Mining).........      443,000   $     834,953
New Straits Times Press Berhad (Entertainment,
  Leisure & Media)...............................      221,000       1,277,605
Pacific & Orient Berhad (Insurance)..............      104,000         251,197
Pelangi Berhad (Real Estate).....................      376,000         396,768
Perusahaan Otomobil Nasional Berhad
  (Automotive)...................................      170,000       1,077,011
Petronas Dagangan Berhad (Oil-Services)..........      112,000         288,259
Resorts World Berhad (Entertainment, Leisure &
  Media).........................................      219,000         997,226
Sime Darby Berhad (Multi - Industry).............      596,000       2,348,123
Sime U.E.P. Properties Berhad (Real Estate)......      266,000         684,615
Tenaga Nasional Berhad (Telecommunications)......      476,000       2,280,572
                                                                 -------------
                                                                    22,762,624
                                                                 -------------

PHILIPPINES (5.2%)
Aboitiz Equity Ventures Inc. (Banking)+..........    4,490,040         452,418
Alaska Milk Corp. (Food, Beverages & Tobacco)+...    2,386,500         308,521
Ayala Corp. (Class B) (Multi - Industry).........      304,000         329,430
Bankard Inc. (Banking)+..........................      790,000         282,357
Engineering & Equipment Corp. (Industrial).......    5,500,000         363,878
Fil-Estate Land Inc. (Real Estate)...............      296,100         258,947
Filinvest Land Inc. (Building Materials)+........    1,610,000         501,977
First Philippine Holdings Corp. (Class B) (Multi
  - Industry)....................................       50,100         114,297
Ionics Circuit Inc (Electronics)+................      564,000         402,091
JG Summit Holdings Inc. (Class B) (Multi -
  Industry)......................................      852,000         239,726
Manila Electric Company (Class B) (Electric).....      124,000       1,013,688
Petron Corp. (Oil-Services)......................    1,212,813         410,420

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
PHILIPPINES (CONTINUED)
Philippine National Bank (Banking)+..............       30,628   $     363,926
Pryce Properties Corp. (Real Estate)+............    5,405,400         390,504
San Miguel Corp. (Class B) (Food, Beverages &
  Tobacco).......................................       63,300         279,194
Steniel Manufacturing Corp. (Metals & Mining)....      950,000          67,909
Uniwide Holdings Inc. (Wholesale & International
  Trade)+........................................    2,719,000         537,597
                                                                 -------------
                                                                     6,316,880
                                                                 -------------

SINGAPORE (6.7%)
Cerebos Pacific Ltd. (Food, Beverages &
  Tobacco).......................................       68,000         505,569
City Developments Ltd. (Real Estate).............       30,000         270,228
DBS Land Ltd. (Real Estate)......................      102,000         375,531
Development Bank Singapore (Banking).............       73,000         986,331
Hotel Properties Limited (Restaurants &
  Hotels)........................................      297,000         479,847
Keppel Corporation Ltd. (Multi - Industry).......       92,000         716,890
Osprey Maritime Ltd. (Transport & Services)......      317,500         483,461
Overseas Chinese Bank (Banking)..................       24,600         306,001
Pacific Century Regional Development (Multi -
  Industry)+.....................................      340,000         405,914
Singapore Airlines Ltd. (Airlines)...............      100,000         907,908
Singapore Land Ltd. (Real Estate)................       60,000         332,423
Singapore Press Holdings (Entertainment, Leisure
  & Media).......................................       43,000         848,429
Singapore Telecommunications Ltd.
  (Telecommunications)...........................      300,000         707,739
United Overseas Bank Ltd. (Banking)..............       80,310         895,638
                                                                 -------------
                                                                     8,221,909
                                                                 -------------

SOUTH KOREA (5.4%)
Cho Hung Bank (Banking)..........................       61,000         495,215
Chung Ho Computer Co. (Computer Peripherals).....        8,000         324,542
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
SOUTH KOREA (CONTINUED)
Dong Ah Construction Industrial Co. Ltd.
  (Construction & Housing).......................        7,300   $     148,504
Dong Ah Construction Industrial Co. Ltd. (2nd
  New) (Construction & Housing)+.................          643          13,689
Dongbu Insurance (Insurance)+....................       16,210         525,315
Hana Bank (Banking)..............................       17,596         253,899
Hana Bank (1st New) (Banking)+...................       26,000         393,250
Hana Bank (New) (Banking)+.......................        3,046          42,150
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper)+........................................       14,937         190,447
Hansol Paper Co. Ltd. (GDS) (144A) (Forest
  Products & Paper)+.............................        2,195          27,986
Hansol Paper Co. Ltd (Forest Products & Paper)
  (144A).........................................        2,329          29,695
Housing & Commercial Bank, Korea (New)
  (Banking)+.....................................          540           7,536
Hyundai Engineering & Construction Co.
  (Construction & Housing)+......................        4,000          92,726
Korea Electric Power Corp. (Electric)............       28,000         814,666
Korea First Bank (Banking)+......................       83,000         420,154
Korea Long Term Credit Bank (Banking)............       10,050         172,354
Korea Mobile Telecommunications
  (Telecommunications)...........................          453         464,198
Korea Zinc Co. Ltd. (Metals & Mining)+...........       14,100         266,824
Korean Air Co. Ltd. (Aerospace)..................       15,360         236,168
LG Information & Communication (New)
  (Telecommunications-Equipment)+................        2,700         191,283
Oriental Fire & Marine Insurance Co. Ltd.
  (Insurance)....................................        4,200          86,434
Pohang Iron & Steel Co. Ltd. (Metals & Mining)...        5,100         292,820
Samsung Electronics Co. Ltd. (GDS represents 1/2
  non-voting common share) (144A)
  (Electronics)..................................       11,374         209,850

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
SOUTH KOREA (CONTINUED)
Samsung Electronics Co. Ltd. (GDS represents 1/2
  non-voting preferred share, 144A)
  (Electronics)+.................................        5,236   $      83,776
Samsung Electronics Co. Ltd. (GDS represents 1/2
  voting common share, 144A) (Electronics).......          266           9,576
Samsung Electronics Co. Ltd. (GDS represents 1/2
  voting common share, 144A) (Electronics)+......          884          36,576
Seoul City Gas Co. Ltd. (Natural Gas)+...........        4,500         282,082
Sungmi Telecom Electronics Co. Ltd.
  (Telecommunications)...........................          270          42,248
Tong Yang Cement Co. (Building Materials)........       13,000         235,245
Tong Yang Confectionery Co. Ltd. (Food, Beverages
  & Tobacco).....................................       11,800         259,586
                                                                 -------------
                                                                     6,648,794
                                                                 -------------

TAIWAN (2.8%)
Asia Cement Corp. (GDS) (Building Materials)
  (144A).........................................       84,739       1,554,961
China Steel Corp. (GDS) (Metals & Mining)........       50,000       1,003,125
Siliconware Precision Industries Co. (GDR)
  (Semiconductors)+..............................       32,000         355,200
Yageo Corp. (GDR) (Electronics)+.................       50,800         495,300
                                                                 -------------
                                                                     3,408,586
                                                                 -------------

THAILAND (9.3%)
Bangkok Bank Public Co. Ltd. (Banking)...........      128,000       1,238,064
Bangkok Expressway Public Co. Ltd. (Transport &
  Services)+.....................................      100,000         112,129
Banpu Public Co. Ltd. (Metals & Mining)..........       10,700         198,642
Central Pattana Public Co. Ltd. (Real Estate)....      194,500         675,135
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
THAILAND (CONTINUED)
Charoen Pokphand Feedmill Public Co. Ltd.
  (Agriculture)..................................       58,000   $     210,374
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)...........................      100,000         237,909
Finance One Public Co. Ltd. (Financial
  Services)......................................       83,000         168,330
KR Precision Public Co. Ltd. (Computer
  Peripherals)...................................       76,900         524,863
Krung Thai Bank Public Co. Ltd. (Banking)........      399,500         779,055
Land & House Public Co. Ltd. (Real Estate).......       44,000         320,904
Modern Form Group Public Co. Ltd.
  (Manufacturing)................................      174,700         102,203
PTT Exploration & Production Public Co. Ltd.
  (Oil-Production)...............................       26,000         375,194
Regional Container Line Public Co. Ltd.
  (Packaging & Containers).......................       58,300         563,899
Robinson Department Store Public Co. Ltd.
  (Retail).......................................      281,000         257,546
Shinawatra Computer Public Co. Ltd. (Computer
  Systems).......................................       69,900         845,123
Siam Cement Public Co. Ltd. (Building
  Materials).....................................       20,000         630,264
Siam Commercial Bank Public Co. Ltd. (Banking)...      105,000         761,699
Swedish Motors Public Co. Ltd. (Capital Goods)...      110,000         164,099
TelecomAsia Corporation Public Co. Ltd.
  (Telecommunications)+..........................      551,000       1,149,706
Thai Farmers Bank Public Co. Ltd. (Banking)......       54,700         341,341
Thai Military Bank Public Co. Ltd. (Financial
  Services)......................................      169,000         332,858
Thai Petrochemical Industry Public Co. Ltd.
  (Chemicals)....................................      352,000         356,942

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
THAILAND (CONTINUED)
Tipco Asphalt Public Co. Ltd. (Construction &
  Housing).......................................       46,000   $     279,875
Total Access Communication Public Co. Ltd.
  (Telecommunication Services)...................      102,000         703,800
                                                                 -------------
                                                                    11,329,954
                                                                 -------------
  TOTAL COMMON STOCK (COST $102,400,021).........                  109,627,234
                                                                 -------------
CONVERTIBLE PREFERRED STOCKS (0.4%)
PHILIPPINES (0.4%)
Philippine Long Distance Telephone Co. (GDS
  represents 1 Series 2 Cnv Pfd)
  (Telecommunications) (cost $532,650)...........       15,900         500,850
                                                                 -------------
PREFERRED STOCK (0.2%)
SOUTH KOREA (0.2%)
Hyundai Engineering & Construction Co. (New)
  (Construction & Housing)+......................          232           5,104
Mando Machinery Corp. (Automotive Supplies)......       11,000         162,626
Shin Won Corp. (Apparels & Textiles).............       13,530         118,097
                                                                 -------------
                                                                       285,827
                                                                 -------------
  TOTAL PREFERRED STOCK (COST $598,557)..........                      285,827
                                                                 -------------

RIGHTS (0.0%)
INDONESIA (0.0%)
P.T. Kabelmetal Indonesia
  (Expires 2/12/97) (Telecommunications-
  Equipment).....................................      200,000           4,233
P.T. Kawasan Industri Jababeka (Expires 1/24/97)
  (Real Estate)..................................       50,000           9,524
                                                                 -------------
                                                                        13,757
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------

MALAYSIA (0.0%)
Gamuda Berhad
  (Expires 2/12/97) (Construction & Housing).....       20,500   $      42,209
Gamuda Berhad
  (Expires 2/12/97) (Rights to Warrants)
  (Construction & Housing).......................       41,000              --
                                                                 -------------
                                                                        42,209
                                                                 -------------
  TOTAL RIGHTS...................................                       55,966
                                                                 -------------

WARRANTS (0.5%)
MALAYSIA (0.5%)
Petronas Dagangan Berhad (Expires 2/24/99)
  (Retail).......................................      412,000         587,288

SINGAPORE (0.0%)
United Overseas Land Ltd. (Expires 06/09/97)
  (Real Estate)..................................           90              41
                                                                 -------------
  TOTAL WARRANTS (COST $601,196).................                      587,329
                                                                 -------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
CONVERTIBLE BONDS (2.9%)
HONG KONG (0.7%)
Regal Hotels International, 5.25% due 12/13/08
  (Restaurants & Hotels).........................  $   705,000         839,831

TAIWAN (2.2%)
Far Eastern Department Stores Ltd., 3.00% due
  07/06/01 (Retail)..............................      788,000         831,340
Nan Ya Plastics Corp., 1.75% due 07/19/01
  (Chemicals)....................................      580,000         661,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT          VALUE
-------------------------------------------------  -----------   -------------
TAIWAN (CONTINUED)
U-Ming Marine Transport Corp., 1.50% due 02/07/01
  (Transport & Services).........................  $   690,000   $     607,200
Yang Ming Marine Transport Corp., 2.00% due
  10/06/01 (Transport & Services)................      545,000         621,300
                                                                 -------------
                                                                     2,721,040
                                                                 -------------
  TOTAL CONVERTIBLE BONDS (COST $3,301,423)......                    3,560,871
                                                                 -------------

SHORT-TERM INVESTMENTS (2.8%)
TIME DEPOSITS--FOREIGN (2.8%)
State Street Bank Cayman Islands, 4.88% due
  01/02/97 (cost $3,430,000).....................  $ 3,430,000       3,430,000
                                                                 -------------
TOTAL INVESTMENTS (COST $110,863,847) (96.5%).................
                                                                   118,048,077
OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)..................
                                                                     4,224,477
                                                                 -------------
NET ASSETS (100.0%)...........................................   $ 122,272,554
                                                                 -------------
                                                                 -------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at December 31, 1996, was $111,490,917; the aggregate gross unrealized appreciation and depreciation was $17,391,909 and $10,834,749, respectively, resulting in net unrealized appreciation of $6,557,160.

+ - Non-income producing security.

ADS - American Depository Shares.

ADR - American Depository Receipts.

GDR - Global Depository Receipts.

GDS - Global Depository Shares.

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                                       PERCENT OF
                                                                                                         TOTAL
                                                                                                      INVESTMENTS
                                                                                                      ------------
Banking.............................................................................................       15.43%
Real Estate.........................................................................................       15.22%
Multi-Industry......................................................................................       12.77%
Telecommunications..................................................................................        7.47%
Building Materials..................................................................................        5.01%
Metals & Mining.....................................................................................        4.02%
Electric............................................................................................        3.71%
Entertainment, Leisure & Media......................................................................        3.26%
Food, Beverages & Tobacco...........................................................................        3.21%
Short-term Investments..............................................................................        2.91%
Construction & Housing..............................................................................        2.43%
Financial Services..................................................................................        2.34%
Retail..............................................................................................        1.83%
Chemicals...........................................................................................        1.80%
Natural Gas.........................................................................................        1.76%
Restaurants & Hotels................................................................................        1.57%
Transportation......................................................................................        1.55%
Telecommunication Services..........................................................................        1.36%
Automotive..........................................................................................        1.24%
Agriculture.........................................................................................        1.22%
Electronics.........................................................................................        1.05%
Wholesale & International Trade.....................................................................        1.03%
Airlines............................................................................................        0.97%
Railroads...........................................................................................        0.77%
Insurance...........................................................................................        0.73%
Computer Peripherals................................................................................        0.72%
Computer Systems....................................................................................        0.71%
Forest Products & Paper.............................................................................        0.66%
Oil-Services........................................................................................        0.59%
Packaging & Containers..............................................................................        0.48%
Telecommunications-Equipment........................................................................        0.45%
Oil-Production......................................................................................        0.32%
Industrial..........................................................................................        0.31%
Semiconductors......................................................................................        0.30%
Real Estate Investment Trusts.......................................................................        0.27%
Aerospace...........................................................................................        0.20%
Capital Goods.......................................................................................        0.14%
Apparels & Textiles.................................................................................        0.10%
Manufacturing.......................................................................................        0.09%
                                                                                                      ------------
                                                                                                          100.00%
                                                                                                      ------------
                                                                                                      ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $110,863,847 )          $118,048,077
Foreign Currency at Value (Cost $1,362,172)           1,360,947
Cash                                                        372
Receivable for Investments Sold                       5,332,245
Dividends Receivable                                     76,945
Interest Receivable                                      28,377
Deferred Organization Expenses                           21,733
Prepaid Trustees' Fees                                      409
Prepaid Expenses and Other Assets                           430
                                                   ------------
    Total Assets                                    124,869,535
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     2,369,447
Unrealized Depreciation of Open Spot Foreign
  Currency Contracts                                      3,171
Custody Fee Payable                                      88,471
Advisory Fee Payable                                     83,677
Organization Expenses Payable                             5,750
Administrative Services Fee Payable                       3,317
Administration Fee Payable                                  348
Accrued Expenses                                         42,800
                                                   ------------
    Total Liabilities                                 2,596,981
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $122,272,554
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $229,982 )                                                 $2,099,917
Interest Income                                                    301,692
                                                                ----------
    Investment Income                                            2,401,609

EXPENSES
Advisory Fee                                       $  899,241
Custodian Fees and Expenses                           333,386
Professional Fees and Expenses                         54,431
Administrative Services Fee                            31,613
Administration Fee                                      9,063
Printing Expenses                                       6,655
Amortization of Organization Expense                    6,644
Fund Services Fee                                       4,975
Trustees' Fees and Expenses                             2,040
Insurance Expense                                         634
Miscellaneous                                           1,057
                                                   ----------
    Total Expenses                                  1,349,739
Less: Reimbursement of Expenses                        (7,302)
                                                   ----------

NET EXPENSES                                                     1,342,437
                                                                ----------
NET INVESTMENT INCOME                                            1,059,172

NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Investment Transactions                           4,120,737
  Foreign Currency Transactions                       (36,577)
                                                   ----------
    Net Realized Gain                                            4,084,160

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       4,768,292
  Foreign Currency Contracts and Translations             499
                                                   ----------
    Net Change in Unrealized Appreciation                        4,768,791
                                                                ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $9,912,123
                                                                ----------
                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        APRIL 5, 1995
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      1,059,172    $       783,140
Net Realized Gain on Investments and Foreign
  Currency Transactions                                   4,084,160          2,768,176
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Contracts and
  Translations                                            4,768,791          2,414,409
                                                   -----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                          9,912,123          5,965,725
                                                   -----------------   ----------------
                                                   -----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            85,257,294        104,554,882
Withdrawals                                             (59,878,251)       (23,539,419)
                                                   -----------------   ----------------
    Net Increase from Investors' Transactions            25,379,043         81,015,463
                                                   -----------------   ----------------
    Total Increase in Net Assets                         35,291,166         86,981,188

NET ASSETS
Beginning of Period                                      86,981,388                200
                                                   -----------------   ----------------
End of Period                                      $    122,272,554    $    86,981,388
                                                   -----------------   ----------------
                                                   -----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        APRIL 5, 1995
                                                        FOR THE        (COMMENCEMENT OF
                                                      FISCAL YEAR       OPERATIONS) TO
                                                         ENDED           DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                       1.19%              1.40%(a)
Net Investment Income                                          0.94%              1.18%(a)
Decrease Reflected in Expense Ratio due to
  Expense Reimbursement                                        0.01%                --
Portfolio Turnover                                               93%                70%(b)
Average Brokerage Commissions                      $         0.0069                 --

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Asia Growth Portfolio (the "Portfolio"), is one of five subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to achieve a high total return from a portfolio of equity securities of companies in Asian emerging market countries. The Portfolio commenced operations on April 5, 1995. The Series Portfolio's Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in Asian emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Asian emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At December 31, 1996, the Portfolio had no open forward foreign currency contracts.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    f)The Portfolio has incurred $33,000 in organization expenses. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    g)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    (h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.80% of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1996 such fees amounted to $899,241.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from January 1, 1996 to July 31, 1996, such fees amounted to $7,712. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $1,351.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation

THE ASIA GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolio's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from January 1, 1996 to July 31, 1996, the fee for these services amounted to $15,260.

      After July 31, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $16,353.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $4,975 for the fiscal year ended December 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1996 were as follows:

    COST OF       PROCEEDS FROM
   PURCHASES          SALES
---------------  ---------------
 $123,302,624    $   100,980,201

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Asia Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Asia Growth Portfolio (one of the portfolios comprising part of the Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and for the period April 5, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 21, 1997

30